STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net Income (Loss)	$ (7,531)	$ (2,410)	$ (27,139)	$ (19,260)
Adjustments to reconcile net loss to net cash used in operating activities:
Non cash interest		1,290	2,636	4,705
(Decrease) increase in accounts payable and accrued expenses		(1,650)	(1,650)	1,200
(Increase) decrease in prepaid expenses	$ (10,000)	50	350	187
Net Cash (Used in) Operating Activities	$ (17,531)	$ (2,720)	$ (25,803)	$ (13,168)
Cash Flows from Investing Activities:
Net Cash Provided by Investing Activities
Cash Flows from Financing Activities:
Sale of common stock
Advance from related party	$ 17,531	$ 2,550	$ 25,162	$ 13,695
Net Cash Provided by Financing Activities	$ 17,531	2,550	25,162	13,695
(Decrease) increase in Cash		(170)	(641)	527
Cash, Beginning of Period		641	$ 641	114
Cash, End of Period		$ 471		$ 641
Interest Paid
Income Taxes Paid
Supplemental Disclosure of Non-Cash Transactions:
Debt forgiveness			$ 88,002